Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use Assets And Lease Liabilities
Right-of-use assets and lease liabilities - Operating Leases (Table)
Year	Lease Commitment
2026	9,021
Minimum net lease payments	$9,021
Less: Present value discount	(1,002)
Total Obligations under operating leases and financial liability	$8,019